Disposal of Subsidiaries (Details)		Jun. 15, 2025 USD ($)	Jun. 09, 2023 USD ($)	May 31, 2023 USD ($)	May 31, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 08, 2023 USD ($)	Jun. 08, 2023 CNY (¥)
Disposal of subsidiaries [Line Items]
Aggregate consideration	[1]					$ 71,942
Nanjing Yitian Biotech Co., Ltd [Member]
Disposal of subsidiaries [Line Items]
Aggregate consideration							$ 71,942	¥ 500,000
Beijing Yitan Jiarui Technology Co., Ltd. [Member]
Disposal of subsidiaries [Line Items]
Consideration transferred				$ 71,739	¥ 498,587
Shandong Sglcell Biotech Co., Ltd [Member]
Disposal of subsidiaries [Line Items]
Consideration transferred			$ 0
Shandong Sglcell Medical Devices Co., Ltd [Member]
Disposal of subsidiaries [Line Items]
Consideration transferred				$ 0
Advanced Biomed HK Limited [Member]
Disposal of subsidiaries [Line Items]
Consideration transferred		$ 0

[1]	Debt forgiving as consideration based on the settlement agreement on June 10, 2023.